ESOP Plan (Detail Textual) (USD $)	1 Months Ended
	Dec. 31, 2003	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Unearned ESOP shares		$ 520,000	$ 629,000	$ 767,000
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Amount loaned to ESOP	1,950,000
Number of shares acquired	564,195
Value of shares acquired	650,000
Interest rate	5.25%
Term of ESOP note	15 years
Employee Stock Ownership Plan (the "ESOP") | Former stockholder
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares acquired	1,128,558
Value of shares acquired	$ 1,300,000